Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,574	$2,689	$5,105
Share-based payment expense for the year	2,903	4,144	2,763
Board members fees to non-executive members	199	199	214
Total compensation expense for key management personnel	$5,676	$7,032	$8,082